Share-Based Payments - Summary of Movements of Options Issued (Details)		12 Months Ended
	Jan. 22, 2025 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vested options outstanding, Beginning balance | shares		11,166,667	12,676,667
Granted | shares	3,000,000	3,000,000	0
Forfeited | shares			(5,010,000)
Exercised | shares		(150,000)	(12,033,334)
Vested options outstanding, Ending balance | shares		14,016,667	11,166,667
Options exercisable | shares		516,667	666,667
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 0.5	$ 0.5
Weighted Average Exercise Price, Granted | $ / shares		0.6
Weighted Average Exercise Price, Forfeited | $ / shares			0.5
Weighted Average Exercise Price, Exercised | $ / shares		0.5	0.5
Weighted Average Exercise Price, Ending Balance | $ / shares		0.52	0.5
Weighted Average Exercise Price, Exercisable | $ / shares		$ 0.5	$ 0.5